Consolidated Financial Information of Registrant (Parent Company Only) - Additional Information (Detail) - Parent Company [Member] $ in Millions	12 Months Ended
Feb. 03, 2018 USD ($)
Parent Company Only Financial Information [Line Items]
Net Income free of restrictions and available for payment of dividends	$ 50.3
Restricted Net Of Assets Of the Subsidiaries	$ 144.0
Abl Facility [Member]
Parent Company Only Financial Information [Line Items]
Debt instrument covenant description	The covenants of the ABL credit agreement restrict the payment of dividends to, among other exceptions, (i) a $25.0 million general basket, (ii) a basket for unlimited dividends and distributions if there is no event of default, availability under the ABL credit agreement is greater than 15% of the lesser of the commitments under the ABL credit agreement and the borrowing base under the ABL credit agreement for 6 months following such dividend or distribution and, if availability is less than 20% of the lesser of the commitments under the ABL credit agreement and the borrowing base under the ABL credit agreement, a 1.00 to 1.00 (or higher) fixed charge coverage ratio for 12 months after giving effect to such dividend or distribution, and (iii) following this offering, a basket for up to 6.0% per annum of the net proceeds received by or contributed to the borrower’s common stock from certain of such public offerings.
First And Second Lien Credit Facility [Member]
Parent Company Only Financial Information [Line Items]
Debt instrument covenant description	The covenants of the first and second lien term loan facilities restrict the payment of dividends and distributions to, among other exceptions, (i) a $25.0 million general basket, (ii) a basket for unlimited dividends and distributions if no event of default exists and the pro forma total net leverage ratio is less than or equal to 4.25 to 1.00, (iii) a “growing” basket based on, among other things, retained excess cash flow subject to no event of default and compliance with a pro forma interest coverage ratio of greater than or equal to 2.00 to 1.00, and (iv) following this offering, a basket for 6% per annum of the net cash proceeds received from such qualified IPO that are contributed to the borrower in cash.
Minimum [Member]
Parent Company Only Financial Information [Line Items]
Restricted Net Of Assets Of the Subsidiaries	25.00%